SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 634,222	$ 125,591	$ 202,007	$ 530,606	$ 1,099,225
Cost of revenue	430,065	89,740	113,376	355,664	750,740
Gross profit	204,157	35,851	88,631	174,942	348,485
Operating expenses	3,638,823	188,796	775,846	262,281	186,500
Segment operating loss	(3,434,666)	(152,945)	(687,215)	(87,339)	161,985
Segment other income (expense)	2,214	(39,917)	(27,465)	(5,858)	12,283
Segment assets			$ 367,927	$ 353,920	$ 181,415
Segment assets	$ 16,937,744	$ 501,547